NOTE 5 - INCOME TAXES - Deferred Tax Assets (Details) - Transitional Period [Member] - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Deferred income tax asset
Net operation loss carryforwards	$ 466,662	$ 433,172
Total deferred income tax asset	466,662	433,172
Less: valuation allowance	(466,662)	(433,172)
Total deferred income tax asset